INCOME TAXES 2 (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Income Tax Disclosure [Abstract]
Income/(loss) before income tax	¥ (157,139)	$ (24,083)	¥ 215,257	¥ 214,199
Income tax (expense)/ benefit computed at the PRC statutory tax rate of 25%	39,285	6,021	(53,815)	(53,550)
Effect of different tax rates in different jurisdictions	(13,281)	(2,035)	(2,286)	2,291
Effect of preferential tax rates	(332)	(51)	8,444
Effect of tax rate change	2,942	451	(4,483)
Non-deductible expenses and others	(6,702)	(1,027)	(19,438)	(15,069)
Outside basis difference on investment in WFOE	5,712	875	(9,872)	(6,233)
PRC royalty withholding tax	(2,405)	(368)	(1,027)	(6,080)
Changes in valuation allowance	(9,524)	(1,460)	11,780	6,878
Income tax (expense)/benefit	¥ 15,695	$ 2,406	¥ (70,697)	¥ (71,763)